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                                                              OMB APPROVAL

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                                UNITED STATES           ------------------------
                   SECURITIES AND EXCHANGE COMMISSION   OMB Number: 3235-0456
                         Washington, D.C. 20549         Expires: August 31, 2000
                                                        Estimated average burden
                                                        hours per response.....1
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                               FORM 24F-2
                    ANNUAL NOTICE OF SECURITIES SOLD
                         PURSUANT TO RULE 24F-2

                Read instructions at end of Form before preparing Form.

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    1.   Name and address of issuer:

         PaineWebber Financial Services Growth Fund Inc.
         1285 Avenue of the Americas
         New York, NY 10019

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    2.   The name of each series or class of  securities  for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|


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    3.    Investment Company Act File Number:

            811-4587

         Securities Act File Number:

            33-33231


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    4(a). Last day of fiscal year for which this Form is filed:

            March 31, 1998


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    4(b). |_|  Check  box if this  Form is being  filed  late  (i.e.,  more than
               90 calendar days after the end of the issuer's fiscal year).
               (See Instruction A.2)

    NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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    4(c). |_|  Check box if this is the last time the issuer will be filing this
               Form.



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





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    5.    Calculation of registration fee:

          (i) Aggregate sale price of                         $    238,247,634
              securities sold during the                       -----------------
              fiscal year pursuant to
              section 24(f):

        (ii)  Aggregate price of
              securities redeemed or             $  174,767,137
              repurchased during the              -------------
              fiscal year

        (iii) Aggregate  price of securities
              redeemed or repurchased during any
              prior fiscal year ending no
              earlier than October 1,            $          0
              1995 that were not                  -------------
              previously used to reduce
             registration fees payable
             to the Commission:

        (iv) Total available redemption credits [add Items   -$   174,767,137
                                                               -----------------
             5(ii) and 5(iii)]:


        (v)  Net sales - if item 5(i) is
             greater than Item 5(iv)                          $     63,480,497
                                                               -----------------
             [subtract item 5(iv) from
             Item 5(i)]:

    ---------------------------------------------------------------
        (vi) Redemption credits
             available for use in future         $(          0)
                                                   -----------
             years  -- if Item 5(i) is
             less than Item 5(iv)
             [subtract Item 5(iv) from
             Item 5(i)]:
    ---------------------------------------------------------------

        (vii) Multiplier for determining
             registration fee (See                           = $      0.000295
                                                                ----------------
             Instruction C.9):

        (viii) Registration fee due [multiply Item 5(v) by Item
             5(vii)] (enter "0" if no                        = $
             fee is due):                                               18,727
                                                                ----------------

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     6.   Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 5,327,597. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.
                           ---

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    7.    Interest due - if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                                   + $       0
                                                                  --------------

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     8.   Total of the amount of the  registration fee due plus any interest due
          [line 5(viii) plus line 7]:

                                                                   = $  18,727
                                                                      ==========
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

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     9.   Date  the  registration  fee and any  interest  payment  was sent to the Commission's lockbox depository:

          June 24, 1998

                Method of Delivery:

                            |X|   Wire Transfer

                            |_|   Mail or other means

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                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Ian W. Williams
                           --------------------------------------
                           Ian W. Williams

                           Vice President And Assistant Treasurer
                           --------------------------------------

Date: June 25, 1998
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 *Please print the name and title of the signing officer below the signature.









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